Registration No. 33-47949
                                                     Registration No. 811-1705
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             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
           --------------------------------------


                          FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |_|

                Pre-Effective Amendment No.                           |_|
                                            ---

                Post-Effective Amendment No.  9                       |X|
                                            ---


                           AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|


                Amendment No.  61                                     |X|
                              ----


              (Check appropriate box or boxes)
               -------------------------------

                     SEPARATE ACCOUNT A
                             of
  THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 (Exact Name of Registrant)
                  -------------------------

  THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                     (Name of Depositor)
    1290 Avenue of the Americas, New York, New York 10104
    (Address of Depositor's Principal Executive Offices)

 Depositor's Telephone Number, including Area Code: (212) 554-1234

                  -------------------------

                    MARY P. BREEN
        VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

  The Equitable Life Assurance Society of the United States
    1290 Avenue of the Americas, New York, New York 10104
         (Names and Addresses of Agents for Service)
         -------------------------------------------

        Please send copies of all communications to:
                     PETER E. PANARITES
               Freedman, Levy, Kroll & Simonds
          1050 Connecticut Avenue, N.W., Suite 825
                   Washington, D.C. 20036
          ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective
         (check appropriate box):


|X|      Immediately upon filing pursuant to paragraph (b) of Rule 485.


         On May 1, 1998 pursuant to paragraph (b) of Rule 485.


|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

 If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

       Units of interest in Separate Account under variable annuity contracts.

                         -------------------------

                                      NOTE

This Post Effective Amendment No. 9 ("PEA") to the Form N-4 Registration Statement No. 33-47949 ("Registration Statement") of The Equitable Life Assurance Society of the United States and its Separate Account A is being filed soley for the purpose of filing electronically in Edgarized form, certain exhibits listed under Part C, previously filed with the Registration Statement in paper format, and incorparating by reference other pertinent exhibits, filed electronically with Registration Statement No. 2-30070 on July 10, 1998. The PEA does not amend or delete any other part of the Registration Statement.

                                     PART C

                               OTHER INFORMATION
                               -----------------


Item 24.        Financial Statements and Exhibits
                ---------------------------------




                (b)   Exhibits.


                The following exhibits are refiled electronically:






                 3.   (a)    Sales Agreement, dated as of July 22, 1992, among
                             Equitable, Separate Account A and Equitable
                             Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, originally filed with this Registration Statement No. 33-47949 on April 28, 1993, incorporated herein by reference to Exhibit 3(b) to Registration Statement 2-30070 filed electronically on July 10, 1998.

                      (b) Distribution and Servicing Agreement among Equico Securities, Inc. (now EQ Financial Constultants, Inc.) dated as of May 1, 1994, originally filed with this Registration Statement No. 33-47949 on April 13, 1995, incorporated herein by reference to
                             Exhibit 3(c) to Registration Statement No. 2-30070, filed electronically on July 10, 1998.



                      (c) Distribution Agreement by and between The Hudson River Trust and Equico Securities, Inc. (now EQ Financial Consultants, Inc.), dated as of January 1, 1995, originally filed with this Registration Statement No.33-47949 on April 13, 1995, incorporated herein by reference to Exhibit 3(d) to Registration Statement 2-30070, filed electronically on July 10, 1998.

                      (d) Sales Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), Equitable and Equitable's Separate Account A, Separate Account No. 301 and Separate Account No. 51 dated as of January 1, 1995, originally filed with this Registration Statement No. 33-47949 on April 13, 1995, incorporated herein by reference to Exhibit 3(e) to Registration Statement 2-30070, filed electronically on July 10, 1998.

                 4.   (a)    Form of group annuity contract and individual
                             annuity certificate, originally filed with this Registration Statement No. 33-47949 on May 15,
                             1992, refiled electronically herewith.

                 5. Form of application, originally filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically herewith.

                 9. Opinion and Consent of Jonathan E. Gaines, Vice President and Associate General Counsel as to the legality of the securities being registered, originally filed with Pre-effective Amendment No. 1 to this Registration Statement No. 33-47949 on August 7, 1992, refiled electronically herewith.

                13.   (a)    Schedule for computation of Money Market Fund Yield
                             quotations, originally filed with this Registration
                             Statement No. 33-47949 on April 28, 1994, refiled electronically herewith.

                      (b) Separate Account A Performance Values Worksheets One-Year Standardized Performance for the Year Ending December 31, 1993, originally filed with this Registration Statement No. 33-47949 on April 28, 1994, refiled electronically herewith.

                14. Notice concerning regulatory relief, originally filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically herewith.

                         SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 18th day of August, 1998.



                                       SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                       ASSURANCE SOCIETY OF THE UNITED STATES
                                                     (Registrant)

                                       By:  The Equitable Life Assurance Society
                                                 of the United States

                                       By:        /s/ Maureen K. Wolfson
                                              --------------------------------
                                                      Maureen K. Wolfson
                                                        Vice President

                         SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it has caused this Registration Statement or Amendment thereto to be signed on its behalf in the City and State of New York, on this 18th day of August, 1998.




                                       THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                OF THE UNITED STATES
                                                     (Depositor)


                                        By:  /s/ Maureen K. Wolfson
                                            ------------------------------
                                                 Maureen K. Wolfson
                                                   Vice President


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                   President, Chief Operating officer and
                                  Director

Edward D. Miller                  Chairman of the Board, Chief Execu-
                                  tive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                  Vice Chairman of the Board
                                  Chief-Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel             Senior Vice President and Controller
------------------------
Alvin H. Fenichel

August 18, 1998


DIRECTORS:

Francoise Colloc'h       Donald J. Greene         G. Donald Johnston, Jr.
Henri de Castries        John T. Hartley          George T. Lowy
Joseph L. Dionne         John H.F. Haskell, Jr.   Edward D. Miller
Denis Duverne            Michael Hegarty          Didier Pineau-Valencienne
William T. Esrey         Mary R. (Nina) Henderson George J. Sella, Jr.
Jean-Rene Fourtou        W. Edwin Jarmain         Stanley B. Tulin
Norman C. Francis                                 Dave H. Williams




By: /s/ Maureen K. Wolfson
    --------------------------
        Maureen K. Wolfson
        Attorney-in-Fact

August 18, 1998

                             EXHIBIT INDEX
                             --------------


EXHIBIT NO.                                                                             TAG VALUE
-----------                                                                             ---------



     4.   (a)   Form of Group Annuity Contract and Individual Annuity                   EX-99.4a CONTRACT
                certificate.

     5.   Form of Application.                                                          EX-99.5 APPLIC

     9.   Opinion and consent of Jonathan Gaines, Vice President and Associate          EX-99.9 OPINION
          General Counsel.

     13.  (a)  Schedule for computation of Money Market Yield quotations.               EX-99.13a YIELDS

     13.  (b)  Separate Account A Performance Values Worksheets.                        EX-99.13b FORMULAE

     14.  Notice concerning regulatory relief.                                          EX-99.14 NOTICE

                                      C-5